ACCRUED AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	December 31, 2022	March 31, 2022
Deferred sales	$401,663	$547,217
Liability associated with uncertain tax positions	925,795	921,987
Payroll and employee benefits	388,193	478,360
Settlement liability, current portion	224,000	341,919
Lease liability, current portion	78,266	134,578
Due to related parties	53,797	125,532
Other operational accruals	1,368,114	530,189
	$3,439,828	$3,079,782

Lease liability, current portion, represent obligations due within one year under operating leases for office space, automobiles, and office equipment. See Note14 - LEASES below for more information. Other operational accruals as of December 31, 2022, include accrued expense of $816,115 and accrued interest of $552,000 on the related party convertible notes and notes payable included in the condensed consolidated balance sheet.

NOTE 11 – ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following:

	As of March 31,
	2022	2021
Deferred sales revenues	$547,217	$1,449,359
Liability associated with uncertain tax positions	921,987	904,643
Accrued severance expense	-	700,000
Payroll and employee benefits	478,360	523,454
Settlement liability, current portion	341,919	376,921
Lease liability, current portion	134,578	373,398
Other operational accruals	655,721	499,639
	$3,079,782	$4,827,414

Lease liability, current portion, represent obligations due within one year under operating leases for office space, automobiles, and office equipment. See Note 13 – “LEASES” below for more information.